CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
Research and development	$ 1,792,758	$ 3,756,428	$ 6,915,408	$ 12,274,542	$ 14,840,302	$ 13,476,369
General and administrative	1,082,031	1,919,070	3,800,865	5,328,227	6,653,024	3,464,180
Total operating expenses	2,874,789	5,675,498	10,716,273	17,602,769	21,493,326	16,940,549
Loss from operations	(2,874,789)	(5,675,498)	(10,716,273)	(17,602,769)	(21,493,326)	(16,940,549)
Other income/(expense):
Interest income	530	10,087	7,625	34,947	41,954	17,737
Interest expense	(349)	0	(1,139)	0	(143)	(18,569,157)
Other income	2,195,301	5,824,847	3,196,814	20,775,450	29,222,282	(4,165,006)
Total other income/(expense)	2,195,482	5,834,934	3,203,300	20,810,397	29,264,093	(22,716,426)
Net income/(loss)	$ (679,307)	$ 159,436	$ (7,512,973)	$ 3,207,628	$ 7,770,767	$ (39,656,975)
Net income/(loss) per share - basic	$ (0.03)	$ 0.01	$ (0.37)	$ 0.16	$ 0.38	$ (5.28)
Weighted-average shares outstanding- basic	20,408,616	20,376,573	20,408,616	20,372,435	20,381,554	7,516,223
Net income/(loss) per share - diluted	$ (0.03)	$ 0.01	$ (0.37)	$ 0.13	$ 0.31	$ (5.28)
Weighted-average shares outstanding- diluted	20,408,616	24,801,853	20,408,616	24,804,617	24,809,995	7,516,223